Investments accounted for using the equity method (Tables)	12 Months Ended
Dec. 31, 2024
Investments accounted for using the equity method
Schedule of investments accounted for using equity method

	As of January 1,	As of December 31,
	2022	2022	2023	2024
	RMB	RMB	RMB	RMB

Associates(i)	793,210	654,753	610,178	222,513
Joint ventures(ii)	2,208,795	2,404,393	2,945,421	3,543,646
Total	3,002,005	3,059,146	3,555,599	3,766,159

Schedule of investments in associates accounted for using the equity method Associates and joint ventures

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Results of operations:
Revenue	979,427	1,568,858	2,007,293
Gross profit (loss)	124,791	87,365	126,186
Income (loss) from operations	(761,410)	(467,524)	(547,783)
Net income (loss), net	(1,782,597)	(460,296)	(549,828)
Balance sheet data:
Current assets	1,954,513	2,381,117	3,383,907
Non-current assets	3,205,006	3,940,619	3,042,236
Current liabilities	1,716,515	2,042,425	1,971,865
Non-current liabilities	1,563,987	2,352,201	2,830,518

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Results of operations:
Revenue	7,926,004	10,175,124	6,986,969
Gross profit (loss)	1,575,801	2,647,368	1,770,236
Income (loss) from operations	758,417	1,380,078	1,417,091
Net income (loss), net	596,304	1,139,947	1,245,587
Balance sheet data:
Current assets	42,280,662	49,849,695	52,915,859
Non-current assets	2,301,655	2,858,838	2,389,016
Current liabilities	36,634,695	44,397,577	45,300,441
Non-current liabilities	1,170,101	265,831	368,764
Convertible redeemable preferred shares and non‑controlling interests	(141)	(9,482)	(6,413)

Schedule of investments in joint ventures accounted for using the equity method

Aggregated amount of the Group’s share of profit (loss) of individually immaterial associates accounted for using the equity method is as follows:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
– Loss from operations	(128,285)	(140,324)	(195,828)
– Other comprehensive income	138	—	—
Total	(128,147)	(140,324)	(195,828)

Aggregated amount of the Group’s share of profit (loss) of individually immaterial joint ventures accounted for using the equity method is as follows:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
– Income from operations	176,868	704,022	439,263
– Other comprehensive loss	(12,755)	(4,454)	(3,434)
Total	164,113	699,568	435,829